CRAWFORD DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS — 97.80%	Shares	Fair Value

Communications — 2.58%
Omnicom Group, Inc.	26,210	$1,297,395

Consumer Discretionary — 7.09%
Genuine Parts Co.	17,170	1,634,069
Home Depot, Inc. (The)	6,960	1,932,862
		3,566,931
Consumer Staples — 12.07%
Coca-Cola Co. (The)	26,500	1,308,305
Colgate-Palmolive Co.	11,500	887,225
Mondelez International, Inc., Class A	18,850	1,082,933
Philip Morris International, Inc.	19,250	1,443,558
Procter & Gamble Co. (The)	9,700	1,348,202
		6,070,223
Energy — 1.71%
Total S.A. - ADR	25,000	857,500

Financials — 15.73%
American Express Co.	12,900	1,293,225
BlackRock, Inc.	2,100	1,183,455
Chubb Ltd.	10,000	1,161,200
JPMorgan Chase & Co.	6,700	645,009
M&T Bank Corp.	4,500	414,405
Marsh & McLennan Cos., Inc.	6,000	688,200
Northern Trust Corp.	12,320	960,590
Willis Towers Watson PLC	7,478	1,561,556
		7,907,640
Health Care — 17.01%
AbbVie, Inc.	10,500	919,695
AstraZeneca PLC - ADR	28,000	1,534,400
Cardinal Health, Inc.	15,000	704,250
Johnson & Johnson	13,140	1,956,283
Medtronic PLC	15,000	1,558,800
Merck & Co., Inc.	18,920	1,569,414
Stryker Corp.	1,500	312,555
		8,555,397
Industrials — 15.39%
3M Co.	4,000	640,720
Honeywell International, Inc.	9,500	1,563,795
Hubbell, Inc.	7,440	1,018,090
Johnson Controls International PLC	32,300	1,319,455
Raytheon Technologies Corp.	9,000	517,860
United Parcel Service, Inc., Class B	13,930	2,321,156
W.W. Grainger, Inc.	1,000	356,770
		7,737,846
Technology — 21.49%
Accenture PLC, Class A	6,840	1,545,771
International Business Machines Corp.	8,000	973,360
Microsoft Corp.	10,370	2,181,122
Paychex, Inc.	13,750	1,096,838
S&P Global, Inc.	3,600	1,298,160
SAP SE - ADR	7,500	1,168,575
Texas Instruments, Inc.	13,350	1,906,247

See accompanying notes which are an integral part of this schedule of investments.

Visa, Inc., Class A	3,200	$639,904
		10,809,977
Utilities — 4.73%
American Electric Power Co., Inc.	18,000	1,471,140
Dominion Resources, Inc.	11,500	907,695
		2,378,835
Total Common Stocks (Cost $31,646,861)		49,181,744

MONEY MARKET FUNDS - 2.07%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.02%(a)	1,039,123	1,039,123
Total Money Market Funds (Cost $1,039,123)		1,039,123

Total Investments — 99.87% (Cost $32,685,984)		50,220,867

Other Assets in Excess of Liabilities — 0.13%		63,874

NET ASSETS — 100.00%		$50,284,741

(a)	Rate disclosed is the seven day effective yield as of September 30, 2020.

ADR	- American Depositary Receipt.

At September 30, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$32,709,708

Gross unrealized appreciation	$17,864,826
Gross unrealized depreciation	(353,667)
Net unrealized appreciation (depreciation) on investments	$17,511,159

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS — 98.02%	Shares	Fair Value

Consumer Discretionary — 8.59%
Carter's, Inc.	31,574	$2,733,677
Choice Hotels International, Inc.	11,503	988,798
Columbia Sportswear Co.	28,200	2,452,836
Gildan Activewear, Inc.	116,500	2,291,555
Leggett & Platt, Inc.	61,843	2,546,076
Monro, Inc.	80,648	3,271,889
Wolverine World Wide, Inc.	170,499	4,405,695
		18,690,526
Consumer Staples — 8.08%
Casey's General Stores, Inc.	25,295	4,493,657
Core-Mark Holding Co., Inc.	86,228	2,494,576
Flowers Foods, Inc.	180,961	4,402,781
MGP Ingredients, Inc.	52,699	2,094,258
PriceSmart, Inc.	61,394	4,079,631
		17,564,903
Energy — 0.34%
Delek US Holdings, Inc.	66,115	735,860

Financials — 17.21%
Ares Management Corp., Class A	54,500	2,202,890
BancFirst Corp.	68,260	2,787,738
Bryn Mawr Bank Corp.	84,055	2,090,448
First Hawaiian, Inc.	138,400	2,002,648
First of Long Island Corp. (The)	145,183	2,150,160
Glacier Bancorp, Inc.	65,977	2,114,563
Hanover Insurance Group, Inc. (The)	46,300	4,314,234
Lazard Ltd., Class A	52,739	1,743,024
Mercury General Corp.	55,700	2,304,309
Old Republic International Corp.	293,718	4,329,403
South State Corp.	56,190	2,705,549
Sterling Bancorp	228,820	2,407,186
Trico Bancshares	134,977	3,305,587
Valley National Bancorp	432,456	2,962,324
		37,420,063
Health Care — 7.64%
Atrion Corp.	5,839	3,655,214
Cantel Medical Corp.	67,443	2,963,445
CONMED Corp.	41,500	3,264,805
Luminex Corp.	137,387	3,606,409
Psychemedics Corp.	242,076	1,067,555
U.S. Physical Therapy, Inc.	23,713	2,060,186
		16,617,614
Industrials — 25.23%
ESCO Technologies, Inc.	46,434	3,740,723
Franklin Electric Co., Inc.	61,268	3,604,396
Hackett Group, Inc.	332,404	3,716,276
Healthcare Services Group, Inc.	161,535	3,477,849
Hubbell, Inc.	17,900	2,449,436
Kaman Corp.	67,393	2,626,305
Landstar System, Inc.	16,718	2,097,942
Littelfuse, Inc.	22,835	4,049,560
Moog, Inc., Class A	58,905	3,742,235
MSC Industrial Direct Co., Inc., Class A	55,857	3,534,630

See accompanying notes which are an integral part of this schedule of investments.

Mueller Water Products, Inc., Series A	404,851	$4,206,403
National Instruments Corp.	112,779	4,026,210
nVent Electric PLC	200,622	3,549,003
Standex International, Inc.	38,000	2,249,600
Valmont Industries, Inc.	25,141	3,122,009
Watsco, Inc.	6,759	1,574,104
Woodward, Inc.	38,690	3,101,390
		54,868,071
Materials — 3.53%
Cameco Corp.	212,331	2,144,543
Compass Minerals International, Inc.	39,958	2,371,507
HB Fuller Co.	68,923	3,155,295
		7,671,345
Real Estate — 7.52%
American Campus Communities, Inc.	57,333	2,002,068
CoreSite Realty Corp.	26,909	3,198,942
Four Corners Property Trust, Inc.	92,401	2,364,542
Independence Realty Trust, Inc.	195,151	2,261,800
Pebblebrook Hotel Trust	70,485	883,177
Physicians Realty Trust	121,592	2,177,713
Piedmont Office Realty Trust, Inc., Class A	138,075	1,873,678
STAG Industrial, Inc.	52,317	1,595,145
		16,357,065
Technology — 16.96%
American Software, Inc., Class A	317,595	4,459,034
Avnet, Inc.	79,804	2,062,135
Brooks Automation, Inc.	92,627	4,284,925
Cass Information Systems, Inc.	95,467	3,841,592
Computer Programs & Systems, Inc.	137,571	3,798,335
Pegasystems, Inc.	30,799	3,727,911
Power Integrations, Inc.	74,014	4,100,376
Sapiens International Corp. NV	73,958	2,261,636
Simulations Plus, Inc.	66,760	5,031,034
TTEC Holdings, Inc.	60,906	3,322,422
		36,889,400
Utilities — 2.92%
Black Hills Corp.	80,552	4,308,726
IDACORP, Inc.	25,500	2,037,450
		6,346,176
Total Common Stocks (Cost $212,128,499)		213,161,023

MONEY MARKET FUNDS - 2.00%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.02%(a)	4,355,833	4,355,833
Total Money Market Funds (Cost $4,355,833)		4,355,833

Total Investments — 100.02% (Cost $216,484,332)		217,516,856

Liabilities in Excess of Other Assets — (0.02)%		(45,718)

NET ASSETS — 100.00%		$217,471,138

(a)	Rate disclosed is the seven day effective yield as of September 30, 2020.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$216,933,321

Gross unrealized appreciation	$27,465,087
Gross unrealized depreciation	(26,881,552)
Net unrealized appreciation (depreciation) on investments	$583,535

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS — 48.96%	Shares	Fair Value

Communications — 5.69%
AT&T, Inc.	70,000	$1,995,700
BCE, Inc.	51,080	2,118,288
Verizon Communications, Inc.	22,120	1,315,919
		5,429,907
Consumer Staples — 2.67%
Philip Morris International, Inc.	34,050	2,553,410

Energy — 8.93%
Kinder Morgan, Inc.	169,880	2,094,620
ONEOK, Inc.	56,440	1,466,311
Valero Energy Corp.	38,360	1,661,755
Williams Cos., Inc. (The)	167,490	3,291,178
		8,513,864
Financials — 9.48%
AGNC Investment Corp.	204,490	2,844,456
New Residential Investment Corp.	248,940	1,979,073
Old Republic International Corp.	90,200	1,329,548
People's United Financial, Inc.	107,830	1,111,727
Valley National Bancorp	259,170	1,775,315
		9,040,119
Health Care — 7.29%
AbbVie, Inc.	28,380	2,485,804
Cardinal Health, Inc.	38,650	1,814,618
GlaxoSmithKline PLC - ADR	34,050	1,281,642
Pfizer, Inc.	37,710	1,383,957
		6,966,021
Industrials — 1.59%
United Parcel Service, Inc., Class B	9,130	1,521,332

Real Estate — 7.02%
Brandywine Realty Trust	102,800	1,062,952
Physicians Realty Trust	123,840	2,217,974
STAG Industrial, Inc.	73,780	2,249,552
WP Carey, Inc.	18,030	1,174,835
		6,705,313
Technology — 1.93%
International Business Machines Corp.	15,130	1,840,867

Utilities — 4.36%
Dominion Resources, Inc.	32,450	2,561,279
Duke Energy Corp.	18,090	1,602,050
		4,163,329
Total Common Stocks (Cost $52,847,215)		46,734,162

PREFERRED STOCKS — 34.50%

Energy — 1.04%
Energy Transfer Operating LP, Series D, 7.63%	57,530	988,941

Financials — 18.45%
Allstate Corp., Series G, 5.63%	64,550	$1,789,326

See accompanying notes which are an integral part of this schedule of investments.

Annaly Capital Management, Inc., Series F, 6.95%	103,520	2,331,270
Bank of America Corp., Series KK, 5.38%	51,050	1,371,714
Charles Schwab Corp. (The), Series D, 5.95%	51,250	1,318,150
State Street Corp., Series G, 5.35%	78,180	2,167,931
Two Harbors Investment Corp., Series B, 7.63%	161,400	3,336,138
Wells Fargo & Co., Series L, 7.50%	1,850	2,482,792
WR Berkley Corp., 5.63%	111,840	2,828,434
		17,625,755
Real Estate — 8.76%
Digital Realty Trust, Inc., Series L, 5.20%	102,150	2,776,437
Hersha Hospitality Trust, Series D, 6.50%	66,910	961,497
Monmouth Real Estate Investment Corp., Series C, 6.13%	79,840	1,978,435
Vornado Realty Trust, Series M, 5.25%	104,150	2,641,244
		8,357,613
Specialty Finance — 1.58%
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	318,255
Invesco Mortgage Capital, Inc., Series C, 7.50%	60,130	1,192,378
		1,510,633
Utilities — 4.67%
Nisource, Inc., Series B, 6.50%	63,250	1,745,068
Sempra Energy, 5.75%	33,400	892,114
Spire, Inc., Series A, 5.90%	66,580	1,816,302
		4,453,484
Total Preferred Stocks (Cost $33,735,964)		32,936,426

CORPORATE BONDS — 13.55%	Principal Amount

Energy — 3.03%
Transcanada Trust, 5.63%, 05/20/2075 (3MO LIBOR + 352.8bps)(a)	$2,830,000	2,890,093

Financials — 2.93%
American Express Co., 3.71%, Perpetual (3MO LIBOR + 342.8bps)(a)	2,975,000	2,794,656

Utilities — 7.59%
Centerpoint Energy, Inc., Series A, 6.13%, Perpetual (3MO LIBOR + 327bps)(a)	1,920,000	1,952,566
PPL Capital Funding, Inc., Series A, 2.97%, 03/30/2067 (3MO LIBOR + 266.5bps) (a)	2,860,000	2,259,965
Southern Co. (The), Series B, 5.50%, 03/15/2057 (3MO LIBOR + 363bps)(a)	2,975,000	3,034,355
		7,246,886
Total Corporate Bonds (Cost $12,878,440)		12,931,635

MONEY MARKET FUNDS - 0.72%

Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.02%(b)	683,280	683,280
Total Money Market Funds (Cost $683,280)		683,280

Total Investments — 97.73% (Cost $100,144,899)		93,285,503

Other Assets in Excess of Liabilities — 2.27%		2,171,214

NET ASSETS — 100.00%		$95,456,717

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2020. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2020, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$100,173,191

Gross unrealized appreciation	$4,541,847
Gross unrealized depreciation	(11,429,535)
Net unrealized appreciation (depreciation) on investments	$(6,887,688)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2020

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”), formerly Crawford Dividend Opportunity Fund, and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2020

(Unaudited)

Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Crawford Investment Counsel, Inc. (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Unified Series Trust valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive for it upon its current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2020

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks(a)	$49,181,744	$-	$-	$49,181,744
Money Market Funds	1,039,123	-	-	1,039,123
Total	$50,220,867	$-	$-	$50,220,867

Small Cap Dividend Fund
Common Stocks(a)	$213,161,023	$-	$-	$213,161,023
Money Market Funds	4,355,833	-	-	4,355,833
Total	$217,516,856	$-	$-	$217,516,856

Dividend Multi-Asset Income Fund
Common Stocks(a)	$46,734,162	$-	$-	$46,734,162
Preferred Stocks(a)	32,936,426	-	-	32,936,426
Corporate Bonds(a)	-	12,931,635	-	12,931,635
Money Market Funds	683,280	-	-	683,280
Total	$80,353,868	$12,931,635	$-	$93,285,503

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.